Income Taxes (Tables)	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The income tax provision (recovery) differs from the amount that would be computed by applying the statutory income tax rates of 25.0% (2012 – 26.5%, 2011 – 28.0%) to income as a result of the following:

	September 30, 2011	September 30, 2012	September 30, 2013
Income (loss) before income taxes	$16,889	$(56,877)	$(35,252)
Computed tax expense (recovery) at statutory income tax rates	$4,729	$(15,072)	$(8,813)
Change in enacted tax rates	(31)	108	(3)
Book to filing adjustments and adjustment of prior year immaterial errors	1,180	(245)	(579)
Change in valuation allowance	—	1,980	10,166
Stock-based compensation	206	186	110
Rate difference on losses carried back	—	(532)	(702)
Permanent differences and other	226	220	101
Total income tax provision (recovery)	$6,310	$(13,355)	$280

Schedule of Deferred Tax Assets and Liabilities
The tax effects that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	September 30, 2012	September 30, 2013
Deferred income tax assets:
Current:
Accrued liability for class action settlements and other temporary differences	$3,919	$302
Expense to settle pre-existing relationships with third-party lenders	3,814	714
Loss on acquisition of lines of credit advances	—	2,275
Loan loss provision	4,450	2,813
Valuation allowance for current deferred tax assets	—	(6,104)
	$12,183	$—
Non-current:
Losses available to be carried forward	2,404	5,223
Property and equipment	1,782	1,919
Deferred lease inducements	200	112
Deferred revenue	1,032	1,032
Discount on senior secured notes	85	228
Valuation allowance for non-current deferred tax assets	(1,980)	(6,042)
	$3,523	$2,472
Deferred income tax liabilities:
Intangible assets and goodwill	$(5,711)	$(4,959)
Deferred financing costs and other	(220)	(447)
	$(5,931)	$(5,406)

Net deferred income taxes	$9,775	$(2,934)